Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment, Net [Abstract]
Summary of Property, Plant and Equipment, Net
	December 31
	2012	2013
	US$ thousands

Machinery and equipment	3,240	4,028
Office furniture and equipment	294	389
Leasehold improvements	441	486

Property, plant and equipment	3,975	4,903

Accumulated depreciation	(2,785)	(3,424)

Property, Plant and equipment, net	1,190	1,479